Segment information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	$ (2,137)	$ 1,280
Exploration Cost	(154)	(163)
General and administrative expenses	(130)	(140)
Market development costs	(3)	(4)
Non-hedge derivative gain and movement on bonds	342	180
Taxation benefit/(expense)	203	(439)
Noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	2,737	3,361
Interest Revenue (Expense), Net [Abstract]
Interest revenue	17	21
Interest expense	125	90
Equity income/(loss) in associates	(194)	19
Segment income/(loss)	(2,137)	1,280
Assets [Abstract]
Total assets	10,178		13,102
Assets held for sale	130		0
Operating Segments [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	2,875	3,529
South Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	247	372
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	950	1,079
Interest Revenue (Expense), Net [Abstract]
Interest revenue	7	13
Interest expense	8	2
Equity income/(loss) in associates	4	0
Segment income/(loss)	247	372
Assets [Abstract]
Total assets	3,078		3,570
Continental Africa [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(1,705)	545
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	1,018	1,383
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	3
Interest expense	1	1
Equity income/(loss) in associates	(168)	29
Segment income/(loss)	(1,705)	545
Assets [Abstract]
Total assets	3,444		4,752
Continental Africa [Member] | Navachab [Member]
Assets [Abstract]
Assets held for sale	130		0
Australasia [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(47)	58
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	166	234
Interest Revenue (Expense), Net [Abstract]
Interest revenue	1	1
Interest expense	7	0
Segment income/(loss)	(47)	58
Assets [Abstract]
Total assets	1,048		1,007
Americas [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(310)	388
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	734	822
Interest Revenue (Expense), Net [Abstract]
Interest revenue	5	3
Interest expense	1	1
Equity income/(loss) in associates	(2)	0
Segment income/(loss)	(310)	388
Assets [Abstract]
Total assets	2,415		2,894
Other, including corporate, and Non-gold producing subsidiaries [Member]
Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Segment total	(322)	(83)
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	7	11
Interest Revenue (Expense), Net [Abstract]
Interest revenue	2	1
Interest expense	108	86
Equity income/(loss) in associates	(28)	(10)
Segment income/(loss)	(322)	(83)
Assets [Abstract]
Total assets	193		879
Equity method investments included [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Revenues	$ (138)	$ (168)